Investments in joint Ventures - Schedule of Movements in Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Beginning balance	$ 36,702
Ending balance	37,938	$ 36,702
Joint operations
Disclosure of joint ventures [line items]
Beginning balance	36,702	77,331
Share of profits for the period	3,631	3,876
Capital reduction	0	(50)
Dividends received	(2,395)	(2,586)
Reduction in investments due to the consolidation of AMTC and BAC	0	(41,869)
Ending balance	$ 37,938	$ 36,702